Income Taxes - Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax (benefit)/expense, tax	₨ (646)	$ (8.6)	₨ 102	₨ (446)
Temporary differences reversing in the Tax Holiday Period, tax	(386)	(5.0)	304	334
Impact of changes in tax rate, tax	3	0.0		113
Permanent timing differences, tax	1,327	17.6	29	117
Valuation allowance created / (reversed) during the year, tax	(111)	(1.5)	(387)	(452)
Other difference, tax	302	4.0	105	81
Total	₨ 489	$ 6.5	₨ 153	₨ (253)
Statutory income tax (benefit)/expense, percent	34.94%	34.94%	34.94%	(34.94%)
Temporary differences reversing in the Tax Holiday Period, percent	20.88%	20.88%	(103.92%)	26.12%
Impact of changes in tax rate, percent	(0.16%)	(0.16%)		8.83%
Permanent timing differences, percent	(71.81%)	(71.81%)	9.92%	9.16%
Valuation allowance created / (reversed) during the year, percent	6.03%	6.03%	(112.73%)	(35.41%)
Other difference, percent	(16.34%)	(16.34%)	224.03%	6.38%
Total	(26.46%)	(26.46%)	52.24%	(19.86%)